ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Geronimo Power
On May 29, 2025, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the U.S. for $1.4 billion ($299 million net to Brookfield Renewable). The total transaction costs related to the acquisition are $10 million and have been classified under Other in the consolidated statements of income (loss).
The preliminary purchase price allocations, at fair value, as at December 31, 2025, with respect to the acquisitions are as follows:

(MILLIONS)	Geronimo Power
Cash and cash equivalents	$84
Trade receivables and other current assets	5
Property, plant and equipment, at fair value	527
Financial instrument assets(1)	112
Equity-accounted investments	919
Due from related parties	507
Other long-term assets	136
Accounts payable and accrued liabilities	(220)
Financial instrument liabilities(1)	(36)
Non-recourse borrowings(1)	(676)
Provisions	(19)
Other long-term liabilities	(1)
Fair value of net assets acquired	1,338
Goodwill	71
Purchase price	$1,409
(1)Includes both current and non-current balances.
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Colombian Solar Partnership
On August 6, 2025, Isagen invested COP544 billion ($135 million) (COP125 billion ($30 million) net to Brookfield Renewable) into a utility-scale solar asset through a strategic partnership formed with a renewable energy operator and developer in South America. Brookfield Renewable, together with its institutional partners holds an interest of approximately 50% in the project (19% net to Brookfield Renewable).
Completed in 2024
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Neoen
In December 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 53% controlling stake in Neoen, a leading global renewables developer headquartered in France for proceeds of €3.2 billion ($3.4 billion) (expected €258 million ($269 million) net to Brookfield Renewable) (the “Initial Investment”). Neoen has 8 GW of operating and in construction renewable power and energy storage assets, as well as a 20 GW development pipeline. Following the closing of the Initial Investment, the consortium was required to conduct a mandatory cash tender offer (“MTO”) for the remaining shares and convertible bonds of Neoen at the same price per share paid for its 53% controlling interest.
In January 2025, Brookfield Renewable, together with its institutional partners acquired an incremental 21,214,001 shares and 1,103,895 convertible bonds of Neoen on the open market during the pre-offer period, for €901 million ($926 million) (expected €72 million ($74 million) net to Brookfield Renewable). After giving effect to the pre-offer period purchases, Brookfield Renewable, together with its institutional partners held an approximate 67% interest.
In March 2025, Brookfield Renewable, together with its institutional partners closed the MTO, pursuant to which a total of 46,084,401 shares and 2,578,731 convertible bonds of Neoen were acquired for €2.3 billion ($2.4 billion) (expected €182 million ($194 million) net to Brookfield Renewable). After giving effect to the MTO, Brookfield Renewable, together with its institutional partners held an approximate 98% interest as at March 31, 2025.
In April 2025, Brookfield Renewable, together with its institutional partners, completed a squeeze-out procedure to acquire the Neoen shares not tendered in the offer resulting in the delisting of Neoen on the Euronext Paris. After giving effect to the squeeze-out procedure, Brookfield Renewable, together with its institutional partners hold a 100% interest in the business.
Total transaction costs pertaining to the acquisition, including stamp duties from achieving prescribed ownership thresholds in certain jurisdictions Neoen operates, have totaled $135 million of which $125 million were incurred during 2025. These costs have been recognized in Other in the consolidated statements of income (loss).
During the fourth quarter of 2025, the purchase price allocation was finalized. The effect of the purchase price allocation finalization and final purchase price allocation, at fair value as at December 31, 2024 is as follows:

(MILLIONS)	Neoen preliminary purchase price allocation	Purchase price allocation adjustments	Neoen finalized purchase price allocation
Cash and cash equivalents	$544	$31	$575
Trade receivables and other current assets	341	(28)	313
Assets held for sale	861	7	868
Property, plant and equipment, at fair value	7,185	(186)	6,999
Deferred income tax assets	60	(13)	47
Financial instrument assets(1)	345	14	359
Equity-accounted investments	8	13	21
Other non-current assets	68	27	95
Accounts payable and accrued liabilities	(367)	2	(365)
Current portion of non-recourse borrowings	(955)	(33)	(988)
Liabilities directly associated with assets held for sale	(340)	(29)	(369)
Financial instrument liabilities(1)	(101)	(115)	(216)
Non-recourse borrowings	(3,656)	(37)	(3,693)
Deferred income tax liabilities	(423)	95	(328)
Provisions(1)	(156)	(28)	(184)
Other long-term liabilities	(499)	1	(498)
Fair value of net assets acquired	$2,915	$(279)	$2,636
Non-controlling interests	(3,005)	(54)	(3,059)
Goodwill	3,531	266	3,797
Purchase price	$3,441	$(67)	$3,374
(1)Includes both current and non-current balances
Indian Wind Portfolio
On July 5, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 74% (15% net to Brookfield Renewable) interest in a leading wind-focused commercial and industrial renewable business in India, with 524 MW of operating assets and a 2.75 GW development pipeline. The transaction structure consists of an upfront payment of $87 million ($17 million net to Brookfield Renewable) and non-cash consideration of $45 million with the opportunity for follow on investment. Transaction costs related to the acquisition totaled $2 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, revenue would have been $59 million for the year ended December 31, 2024.
South Korean Distributed Generation Portfolio
On July 22, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a fully integrated distributed generation focused renewable platform in South Korea, with 103 MW of operating and under construction assets and 2.2 GW development pipeline for KRW23 billion ($17 million) upfront and deferred consideration of KRW2 billion ($2 million) (expected KRW5 billion ($4 million) net to Brookfield Renewable). The total transaction costs related to the acquisition were $4 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the South Korea Distributed Generation Portfolio would have been $17 million for the year ended December 31, 2024.
The final purchase price allocations, at fair value, as at December 31, 2024, with respect to the business combinations are as follows:

(MILLIONS)	India Wind Portfolio(1)	South Korea Distributed Generation Portfolio(1)	Total
Cash and cash equivalents	$3	$6	$9
Restricted cash	—	—	—
Trade receivables and other current assets	18	7	25
Assets held for sale	—	—	—
Property, plant and equipment, at fair value	154	100	254
Deferred income tax assets	—	—	—
Financial instrument assets(2)	—	—	—
Equity-accounted investments	—	—	—
Other non-current assets	1	—	1
Accounts payable and accrued liabilities	(3)	(10)	(13)
Current portion of non-recourse borrowings	(13)	(1)	(14)
Liabilities directly associated with assets held for sale	—	—	—
Financial instrument liabilities(2)	—	—	—
Non-recourse borrowings	(28)	(83)	(111)
Deferred income tax liabilities	(13)	(1)	(14)
Provisions(2)	—	—	—
Other long-term liabilities	(1)	—	(1)
Fair value of net assets acquired	118	18	136
Non-controlling interests	(7)	(3)	(10)
Goodwill	21	4	25
Purchase price	$132	$19	$151
(1)During the year ended December 31, 2025 the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2024 as disclosed in the 2024 annual report.
(2)Includes both current and non-current balances.

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
U.K. Wind Portfolio
In December 2024, Brookfield Renewable, together with its institutional partners, partnered with a global leader in offshore wind, to acquire a 12% interest in a portfolio of approximately 3.5 GW of operating capacity located in the U.K. for £1.7 billion ($2.2 billion) (£444 million ($565 million) net to Brookfield Renewable). Brookfield Renewable recognized an equity accounted investment for its equity contribution of £110 million ($138 million) representing an approximate 3% interest.

China Wind Portfolio
In November 2024, Brookfield Renewable, together with its institutional partners, invested $53 million ($11 million net to Brookfield Renewable) to acquire a 49% interest in a joint venture with a 600 MW wind portfolio.
U.K. Distributed Generation Portfolio
In November 2024, Brookfield Renewable, together with its institutional partners, alongside a third party, acquired 100% of a leading U.K. based distributed generation developer with 200 MW operating assets and a 450 MW development pipeline for £126 million ($160 million) (£25 million ($32 million) net to Brookfield Renewable).
Brookfield Renewable, together with its institutional partners, holds a 67% economic interest (13% net to Brookfield Renewable).
U.S. eFuels Portfolio
In December 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 67% interest in an eFuels facility in the U.S. that will be capable of producing 500 barrels per day for consideration of $45 million ($9 million net to Brookfield Renewable).

Completed in 2023
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Brazilian Wind Portfolio
On March 3, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a 136 MW portfolio of operating wind assets in Brazil. The total purchase price of this acquisition was $95 million (approximately $24 million net to Brookfield Renewable), comprising of closing consideration, including working capital and closing adjustments of $90 million (approximately $23 million net to Brookfield Renewable) and $5 million of deferred consideration (approximately $1 million net to the Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $24 million for the year ended December 31, 2023.
Brazilian Distributed Generation
On May 4, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 90% interest in a distributed generation platform with approximately 730 MW of development pipeline in Brazil. The purchase price of this acquisition was $4 million (approximately $1 million net to Brookfield Renewable) with fair value of assets acquired of $5 million and liabilities assumed of $1 million. Brookfield Renewable holds an approximately 20% economic interest.
U.S. Renewables Portfolio
On October 25, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States with 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline for $1,083 million (approximately $308 million net to Brookfield Renewable) comprised of $565 million (approximately $161 million net to Brookfield Renewable) plus $518 million of deferred consideration (approximately $147 million net to Brookfield Renewable). Total fair value of net assets acquired, net of non-controlling interest was $1,453 million. The total transaction costs related to the acquisition were $6 million (approximately $2 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Renewable Portfolio would have been $401 million for the year ended December 31, 2023.
U.K. Wind Portfolio
On December 14, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a leading independent U.K. renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects for a total purchase price of £489 million ($625 million) (£232 million ($296 million) net to Brookfield Renewable) comprising of closing consideration of £477 million ($610 million) (£226 million ($289 million) net to Brookfield Renewable) and £12 million ($15 million) (£6 million ($7 million) net to Brookfield Renewable) of contingent consideration. The total transaction costs related to the acquisition were $7 million (approximately $3 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.K. Wind Portfolio would have been $100 million for the year ended December 31, 2023.
During the third quarter of 2024, the purchase price allocation was adjusted and as a result the purchase price allocation as at December 31, 2023 does not correspond to the figures as disclosed in the 2023 Annual Report. The effect of the purchase price allocation adjustment resulted in an increase of $95 million to Goodwill and a corresponding decrease of $127 million to Property, plant and equipment, and $32 million to Deferred income tax liabilities.
Indian Renewable Portfolio
On April 22, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 7% equity interest (1% net to Brookfield Renewable) in a leading commercial and industrial renewable development platform in India with 4,500 MW of operating and development pipeline for INR2.5 billion ($30 million) (approximately INR500 million ($6 million) net to Brookfield Renewable). The investment was recognized as an equity accounted investment. During the second and third quarters of 2023, Brookfield Renewable, together with institutional partners, subscribed for incremental shares for an aggregate INR1.7 billion ($21 million) (approximately INR 340 million ($4 million) net to Brookfield Renewable).
On October 26, 2023, Brookfield Renewable together with its institutional partners, subscribed for additional shares for INR9.8 billion ($118 million) (approximately INR2 billion ($24 million) net to Brookfield Renewable). This subscription increased the total interest to approximately 37.54% (approximately 7% net to Brookfield Renewable) for aggregate consideration of approximately $168 million (approximately $34 million net to Brookfield Renewable) and results in control of the board of directors. Through the transaction Brookfield Renewable acquired the business at a total fair value of $447 million on a 100% basis. As such, Brookfield Renewable derecognized the existing equity accounted investment and recognized the transaction as a business combination. The total transaction costs related to the acquisition were $2 million (less than $1 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue would have been approximately $108 million for the year ended December 31, 2023.
During the third quarter of 2024, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2023 does not correspond to the figures as disclosed in the 2023 Annual Report. The effect of the purchase price allocation finalization resulted in an increase of $23 million to Goodwill and a corresponding decrease of $28 million to Property, plant and equipment, $3 million to Equity accounted investments, $3 million to Other non-current assets, and $11 million to Deferred income tax liabilities.
Brazilian Wind Portfolio
On November 6, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a 60 MW portfolio of operating wind assets in Brazil for total consideration of R$113 million ($23 million) (R$28 million ($6 million) net to Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $9 million for the year ended December 31, 2023.
The final purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(2)	Brazil Wind Portfolio	U.K. Wind Portfolio(3)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	4,005	823	40	868	5,866
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(4)	—	38	—	—	8	46
Other non-current assets	—	54	5	—	—	59
Accounts payable and accrued liabilities	19	54	36	5	—	114
Current portion of non-recourse borrowings	(22)	(88)	(62)	(2)	(13)	(187)
Liabilities directly associated with assets held for sale(4)	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(5)	—	(1,036)	—	—	(65)	(1,101)
Non-recourse borrowings	(45)	(902)	(581)	(17)	(236)	(1,781)
Deferred income tax liabilities	—	(37)	(37)	—	(119)	(193)
Provisions	(2)	(247)	—	—	(6)	(255)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,850	280	23	405	2,653
Non-controlling interests	—	(315)	(37)	—	(34)	(386)
Goodwill	—	—	204	—	254	458
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,535	$447	$23	$625	$2,725
(1)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $118 million primarily to Property, plant and equipment, equity accounted investments, deferred income tax liabilities, provisions and non-controlling interests, non-recourse borrowings, financial instruments liabilities.
(2)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $34 million primarily to Property, plant and equipment, Equity accounted investments, Other non-current assets, Deferred income tax liabilities and Goodwill.
(3)During the year ended December 31, 2024, Brookfield Renewable recorded a purchase price allocation adjustment of $127 million primarily to Property, plant and equipment, Deferred income tax liabilities and Goodwill.
(4)Includes both current and non-current balances.

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.

Indian Sustainable Agricultural Solutions
On February 16, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 4% equity interest in a sustainable agricultural solutions company in India for INR7 billion ($86 million) (approximately INR1.4 billion ($17 million) net to Brookfield Renewable).
X-Elio
On October 10, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of the remaining 50% interest in X-Elio for total consideration of $893 million ($76 million net to Brookfield Renewable for approximately 4.2% interest). Brookfield Renewable holds a 17% economic interest in the investment and continues to account for the investment as an equity accounted investment.
Westinghouse
On November 7, 2023, Brookfield Renewable, together with institutional partners, through a strategic partnership with Cameco Corporation, acquired 100% of Westinghouse, one of the world’s largest nuclear services businesses, from our affiliate Brookfield Business Partners L.P. and its institutional partners, for $4.37 billion ($442 million net to Brookfield Renewable). Brookfield Renewable, together with institutional partners, own an aggregate 51% interest (10.11% net to Brookfield Renewable) with Cameco owning 49%.
During the fourth quarter of 2024, Brookfield Renewable increased its ownership in the business from approximately 10.1% to approximately 10.8% for $38 million.